Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Assets	$ 1,362,068	$ 1,202,108
Ireland
Segment Reporting Information [Line Items]
Assets	521,287	476,159
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	314,829	236,305
U.S.
Segment Reporting Information [Line Items]
Assets	473,510	437,756
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 52,442	$ 51,888